Consolidated Statements of Operations - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Revenue	€ 19,986,500	€ 9,638,012	€ 13,140,771
Cost and Expenses
Cost of revenues	16,089,421	9,080,343	10,842,319
Cost of revenues - related parties			1,201,244
Selling and administrative	2,669,997	2,149,157	1,529,085
Selling and administrative - related parties	360,787	848,832	1,010,769
Salaries and benefits	1,487,979	1,275,208	1,105,128
Salaries and benefits - related parties	140,333	116,843	9,999
Bad debt expense	13,214	138,941	84,394
Total Cost and Expenses	20,761,731	13,609,324	15,782,938
Loss from operations	(775,231)	(3,971,312)	(2,642,167)
Other Income (Expense)
Other income	13,039
Other income - related party	134
Interest income	3,457	63,118	444
Interest expense	(586,713)	(198,580)	(287,281)
Interest expense - related party	(81,320)	(183,777)	(118,750)
Recovery of bad debts	57,536
Loss from disposal of equipment	(42,761)
Gain from insurance recoveries on inventory		1,937,819
Impairment on inventory due to natural disaster		(2,133,385)
Foreign exchange gain (loss)	(132,832)	4,516	(82,881)
Total Other Income (Expense)	(769,460)	(510,289)	(488,468)
Net Loss Before Income Tax	(1,544,691)	(4,481,601)	(3,130,635)
Income tax Expense (Recovery)
- Current			(93,022)
- Deferred	(388,382)	(1,144,601)	(1,023,826)
Net Loss	€ (1,156,309)	€ (3,337,000)	€ (2,013,788)
Basic Net Income per Ordinary Share (in Euro per share)	€ (0.02)	€ (0.06)	€ (0.04)
Diluted Net Income per Ordinary Share (in Euro per share)	€ (0.02)	€ (0.06)	€ (0.04)
Weighted Average Number of Ordinary Shares Outstanding - Basic (in Shares)	55,085,700	55,085,700	51,469,262
Weighted Average Number of Ordinary Shares Outstanding - Diluted (in Shares)	55,085,700	55,085,700	51,469,262
Revenue
Total Revenue	€ 9,350,238	€ 9,109,968	€ 11,723,132
Revenue - related parties
Total Revenue	10,524,288	306,651	1,380,547
Other operating income
Total Revenue	€ 111,974	€ 221,393	€ 37,092